Himax Technologies, Inc. (the Parent Company only) (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income	$ 21,462	$ 63,903	$ 55,924
Adjustments to reconcile net income to net cash povided by operating activities:
Gain on sale of investment securities	(1,682)	(10,502)	0
Cash flows from investing activities:
Purchases of available-for-sale marketable securities	(63,051)	(23,766)	(22,410)
Purchases of investment securities	0	0	(9,189)
Proceeds from disposals of investment securities	1,682	19,691	0
Purchases of equity method investments	(3,708)	0	0
Cash flows from financing activities:
Distribution of cash dividends	(51,364)	(46,042)	(42,394)
Proceeds from short-term debt	412,303	417,500	352,320
Repayment of short-term debt	(362,303)	(393,000)	(319,820)
Net increase (decrease) in cash	(55,637)	58,146	(11,417)
Cash and cash equivalents at beginning of year	185,466	127,320	138,737
Cash and cash equivalents at end of year	129,829	185,466	127,320
Supplemental disclosures of cash flow information:
Interest paid during the year	516	592	401
Income taxes paid during the year	12,505	13,311	3,272
Parent Company [Member]
Cash flows from operating activities:
Net income	25,195	66,598	61,476
Adjustments to reconcile net income to net cash povided by operating activities:
Equity in earnings from subsidiaries	(20,820)	(49,656)	(59,402)
Gain on sale of investment securities	(1,682)	(10,743)	0
Changes in:
Other current assets	221	(775)	(77)
Other current liabilities	157	(5)	57
Net cash provided by operating activities	3,071	5,419	2,054
Cash flows from investing activities:
Purchases of available-for-sale marketable securities	(4,625)	0	0
Purchases of investment securities	0	0	(4,000)
Proceeds from disposals of investment securities	1,682	14,743	0
Purchases of equity method investments	(3,708)	0	(60)
Proceeds from capital reduction of investments	0	1,168	0
Net cash provided by (used in) investing activities	(6,651)	15,911	(4,060)
Cash flows from financing activities:
Distribution of cash dividends	(51,364)	(46,042)	(42,394)
Proceeds from short-term debt	351,000	370,500	295,320
Repayment of short-term debt	(301,000)	(346,000)	(262,820)
Investment returned from subsidiaries	0	11	0
Proceeds from issue of RSUs from subsidiaries	5,311	6,754	9,212
Proceeds from (repayment of) debt from a subsidiary	797	(6,449)	1,881
Net cash provided by (used in) financing activities	4,744	(21,226)	1,199
Net increase (decrease) in cash	1,164	104	(807)
Cash and cash equivalents at beginning of year	372	268	1,075
Cash and cash equivalents at end of year	1,536	372	268
Supplemental disclosures of cash flow information:
Interest paid during the year	453	431	301
Income taxes paid during the year	$ 0	$ 0	$ 0